Lease agreements - Right-of-use assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease agreements
Net book value of right-of-use assets - in the opening balance	€ 7,936	€ 7,702	€ 7,009
Increase (new right-of-use assets)	1,317	1,930	2,172
Changes in the scope of consolidation	30		34
Depreciation and amortization	(1,522)	(1,507)	(1,481)
Impairment	(69)	(54)	(91)
Changes in the assessments	472	(49)	74
Translation adjustment	10	(35)	46
Reclassifications and other items	1	(52)	(62)
Net book value of right-of-use assets - in the closing balance	€ 8,175	€ 7,936	€ 7,702